Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 3,429,414	$ 2,348,380
Securities brokerage commissions and handling fee – related parties [Member] | Third Parties [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	1,284,882	292,727
Securities brokerage commissions and handling fee – related parties [Member] | Related Party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	7,678
Placing services fee [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	196,160	1,900,020
Underwriting services fee [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	692,835
Financial advisory service income – a related party [Member] | Third Parties [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	879,160
Financial advisory service income – a related party [Member] | Related Party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	146,631
Custodial and Other Service Income [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	8,784	127,717
Interest income from loans to customers – a related party [Member] | Third Parties [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	210,115	27,771
Interest income from loans to customers – a related party [Member] | Related Party [Member]
Schedule of Disaggregation of Revenue [Line Items]
Total revenues	$ 3,169	$ 145